Supplementary Oil And Gas Information (Unaudited) - Twelve Month Average Benchmark Prices (Details)	12 Months Ended
	Dec. 31, 2020 $ / MMBTU $ / bbl $ / bbl $ / MMBTU	Dec. 31, 2019 $ / MMBTU $ / bbl $ / bbl $ / MMBTU
USD
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Average foreign exchange rate	0.7462	0.7520
Crude Oil and NGLs | WTI Cushing Oklahoma
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	39.77	55.73
Crude Oil and NGLs | WCS
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	34.84	57.29
Crude Oil and NGLs | Canadian Light Sweet
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	45.02	66.77
Crude Oil and NGLs | Cromer LSB
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	45.55	66.85
Crude Oil and NGLs | North Sea Brent
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	43.43	62.54
Crude Oil and NGLs | Edmonton C5+
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	50.41	68.71
Natural Gas | Henry Hub Louisiana
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	2.16	2.54
Natural Gas | AECO
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	2.17	2.02
Natural Gas | BC Westcoast Station 2
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	2.10	1.13